BALANCE SHEET COMPONENTS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and payroll related expenses	$ 3,563	$ 1,105			$ 1,385
Accrued deferred issuance costs	439	285			4,695
Accrued outsourced engineering services	6,438	2,514			3,205
Accrued purchases of property, plant and equipment	3,878	2,533			433
Accrued legal expenses	5,373	8,845			243
Derivative liability	7,386	0
Accrued purchase of intangible asset	11,577	0
Legal loss contingency	125,000	0
Other accrued liabilities	7,230	2,457			804
Current portion of finance lease liabilities	24,963	1,070
Current portion of BTS lease financing liability					660
Accrued expenses and other current liabilities	$ 170,884	18,809	$ 22,894	$ 14,263	11,425
Accrued expenses and other current liabilities		$ 17,739			$ 11,425